STERLING CAPITAL FUNDS

SUPPLEMENT DATED FEBRUARY 27, 2026

TO THE

STATEMENT OF ADDITIONAL INFORMATION

FOR EACH SERIES OF STERLING CAPITAL FUNDS

(each, an “SAI”, and together, the “SAIs”)

This Supplement provides the following supplemental information, which is effective immediately, and supersedes any information to the contrary in the SAIs, as supplemented:

In the “Management of Sterling Capital Funds—Trustees and Officers” section of each SAI, the Officers table is hereby deleted in its entirety and replaced with the following:

NAME AND DATE OF BIRTH	POSITION(S) HELD WITH THE FUNDS	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING THE PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
James T. Gillespie Birthdate: 11/66	President	Indefinite, 12/12 – Present	From August 2020 to present, Managing Director, Sterling Capital; From March 2012 to August 2020, Executive Director, Sterling Capital	N/A	N/A
Todd M. Miller Birthdate: 09/71	Treasurer and Secretary	Indefinite, Treasurer, 01/15 – Present; Secretary, 08/10- Present	From May 2021 to present, Executive Director, Sterling Capital; From June 2009 to April 2021, Director, Sterling Capital	N/A	N/A
Michele A. Whalen Birthdate: 04/69	Vice President	Indefinite, 11/15 – Present	From May 2021 to present, Director, Sterling Capital; From August 2015 to April 2021, Associate Director & Senior Mutual Fund Administrator, Sterling Capital	N/A	N/A
Charles A. Durham Birthdate: 06/79	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite, 06/18 – Present	From June 2018 to present, Chief Compliance & Risk Officer and Executive Director, Sterling Capital	N/A	N/A
Zachary Richmond Birthdate: 06/80	Assistant Treasurer	Indefinite, 08/24 – Present	From August 2024 to present, Senior Vice President, Financial Administration for Ultimus Fund Solutions, LLC; From 2015 to August 2024, Vice President, Financial Administration for Ultimus Fund Solutions, LLC	N/A	N/A

Maggie Bull Birthdate: 12/65	Assistant Secretary	Indefinite, 02/26 – Present	From August 2022 to present, Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC ("Ultimus"); from February 2020 to July 2022 Vice President and Senior Legal Counsel, Ultimus; From June 2017 - January 2022, Senior Attorney, Ultimus	N/A	N/A
Ashley Heinlein Birthdate: 06/85	Assistant Secretary	Indefinite, 02/26 – Present	From August 2022 to present, Paralegal, Ultimus Fund Solutions, LLC; From June 2018 to December 2021, Paralegal, Office of the Indiana Attorney General	N/A	N/A

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.